LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of operating leases future minimum lease payments
Amount (*)

The remainder of 2025	$16,047
2026	25,101
2027	21,049
2028	21,119
2029	19,665
Thereafter	37,948
Total undiscounted cash flows	$140,929
Less: Imputed interest	$(14,717)
Present value of lease liabilities	$126,212

(*) The table above excludes the additional floors associated with the new lease in Israel discussed in Note 10.

Schedule of supplemental balance sheet information
	June 30, 2025	December 31, 2024
	(Unaudited)
Weighted-average remaining lease term	5.9 years	5.2 years
Weighted-average discount rate	3.9%	4.2%